LEASES - Cash Flow from operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	¥ 41,373	¥ 50,357
Operating leases	¥ 27,700	¥ 1,674
Weighted average remaining lease term, operating leases	2 years 5 months 15 days	2 years 10 days
Weighted average discount rate, operating leases	5.24%	5.32%